Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenue from external customers
Commercial sale of products	€ 1,888	€ 0
Rendering of services	372	169
Sale of clinical supply	3,936	0
"Right-to-use" licenses	632	577
Total revenue	6,828	746
Revenue from external customers (geographical)
Total revenue	6,828	746
Goods or services transferred over time [member]
Revenue from external customers
Total revenue	372	169
Revenue from external customers (geographical)
Total revenue	372	169
Goods or services transferred at point in time [member]
Revenue from external customers
Total revenue	6,456	577
Revenue from external customers (geographical)
Total revenue	6,456	577
Commercial customers [Member]
Revenue from external customers
Total revenue	1,888	0
Revenue from external customers (geographical)
Total revenue	1,888	0
Collaboration partners and license agreements [Member]
Revenue from external customers
Total revenue	4,940	746
Revenue from external customers (geographical)
Total revenue	4,940	746
Europe [Member]
Revenue from external customers
Total revenue	135	0
Revenue from external customers (geographical)
Total revenue	135	0
North America [member]
Revenue from external customers
Total revenue	6,456	686
Revenue from external customers (geographical)
Total revenue	6,456	686
China [member]
Revenue from external customers
Total revenue	237	60
Revenue from external customers (geographical)
Total revenue	€ 237	€ 60